Investments - Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance For Credit Loss (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Amortized Cost	$ 51,071	$ 51,206
Allowance for Credit Loss	23	9
Gross Unrealized Gains	115	2,790
Gross Unrealized Losses	6,401	612
Fair Value	44,762	53,375
U.S. government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	6,192	4,525
Allowance for Credit Loss	0	0
Gross Unrealized Gains	1	97
Gross Unrealized Losses	1,008	301
Fair Value	5,185	4,321
Other government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	1,719	1,489
Allowance for Credit Loss	2	0
Gross Unrealized Gains	1	147
Gross Unrealized Losses	251	17
Fair Value	1,467	1,619
Public utilities
Summary of Investment Holdings [Line Items]
Amortized Cost	5,893	6,069
Allowance for Credit Loss	0	0
Gross Unrealized Gains	27	671
Gross Unrealized Losses	695	25
Fair Value	5,225	6,715
Corporate securities
Summary of Investment Holdings [Line Items]
Amortized Cost	28,803	29,701
Allowance for Credit Loss	15	0
Gross Unrealized Gains	59	1,682
Gross Unrealized Losses	3,701	237
Fair Value	25,146	31,146
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	510	528
Allowance for Credit Loss	6	2
Gross Unrealized Gains	19	46
Gross Unrealized Losses	59	3
Fair Value	464	569
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	1,821	1,968
Allowance for Credit Loss	0	0
Gross Unrealized Gains	0	76
Gross Unrealized Losses	183	6
Fair Value	1,638	2,038
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Amortized Cost	6,133	6,926
Allowance for Credit Loss	0	7
Gross Unrealized Gains	8	71
Gross Unrealized Losses	504	23
Fair Value	$ 5,637	$ 6,967